Acquisitions (Fair Values Of The Assets Acquired And Liabilities) (Details) $ in Millions, SFr in Billions			1 Months Ended		3 Months Ended		12 Months Ended
	Aug. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CHF (SFr)	Dec. 31, 2014 USD ($)	Mar. 31, 2017 USD ($)	Apr. 01, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Trade accounts receivable		$ 175.4		$ 175.4			$ 97.8	$ 590.4	$ 175.4
Inventories		143.5		143.5			204.8	521.9	143.5
Property, plant and equipment		82.5		82.5			161.8	740.0	82.5
Goodwill							3,061.8	9,841.0	1,492.4
Other intangible assets, primarily customer relationships, trade names and technology		1,544.4		1,544.4			1,867.0	5,045.3	1,544.4
In-process research and development		56.0		56.0			65.0	0.0	56.0
Trade accounts payable		(46.7)		(46.7)			(50.7)	(182.0)	(46.7)
Other assets and liabilities, net		(472.6)		(472.6)			(518.0)	(1,844.5)	(472.6)
Assumed debt		(135.5)		(135.5)			(1.0)	(417.0)	(135.5)
Net assets acquired		2,839.4		2,839.4			4,888.5	14,295.1	2,839.4
Less: noncash consideration							(8.4)	(47.3)	0.0
Net cash consideration					$ 0.0	$ 94.7	4,880.1	14,247.8	2,839.4
Cepheid
Business Acquisition [Line Items]
Trade accounts receivable							61.4
Inventories							165.8
Property, plant and equipment							144.5
Goodwill							2,584.0
Other intangible assets, primarily customer relationships, trade names and technology							1,480.0
In-process research and development							65.0
Trade accounts payable							(41.2)
Other assets and liabilities, net							(452.4)
Assumed debt							(1.0)
Net assets acquired							4,006.1
Less: noncash consideration							(8.4)
Net cash consideration							3,997.7
Pall Corporation
Business Acquisition [Line Items]
Trade accounts receivable								509.7
Inventories								475.5
Property, plant and equipment								713.4
Goodwill	$ 9,600.0							9,556.2
Other intangible assets, primarily customer relationships, trade names and technology								4,798.0
Trade accounts payable								(155.8)
Other assets and liabilities, net								(1,855.2)
Assumed debt	$ (417.0)							(416.9)
Net assets acquired								13,624.9
Less: noncash consideration								(47.3)
Net cash consideration								13,577.6
Others
Business Acquisition [Line Items]
Trade accounts receivable		50.5		50.5			36.4	80.7	50.5
Inventories		74.5		74.5			39.0	46.4	74.5
Property, plant and equipment		23.1		23.1			17.3	26.6	23.1
Goodwill							477.8	284.8	478.8
Other intangible assets, primarily customer relationships, trade names and technology		495.1		495.1			387.0	247.3	495.1
In-process research and development		56.0		56.0			0.0		56.0
Trade accounts payable		(15.9)		(15.9)			(9.5)	(26.2)	(15.9)
Other assets and liabilities, net		(181.6)		(181.6)			(65.6)	10.7	(181.6)
Assumed debt		(2.8)		(2.8)			0.0	(0.1)	(2.8)
Net assets acquired		977.7		977.7			882.4	670.2	977.7
Less: noncash consideration							0.0	0.0
Net cash consideration							$ 882.4	$ 670.2	978.0
Nobel Biocare
Business Acquisition [Line Items]
Trade accounts receivable		124.9		124.9					124.9
Inventories		69.0		69.0					69.0
Property, plant and equipment		59.4		59.4					59.4
Goodwill				1,000.0					1,013.6
Other intangible assets, primarily customer relationships, trade names and technology		1,049.3		1,049.3					1,049.3
In-process research and development		0.0		0.0					0.0
Trade accounts payable		(30.8)		(30.8)					(30.8)
Other assets and liabilities, net		(291.0)		(291.0)					(291.0)
Assumed debt		(132.7)		(132.7)					(132.7)
Net assets acquired		1,861.7		$ 1,861.7					$ 1,861.7
Net cash consideration		$ 1,900.0	SFr 1.9